Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter for certain ground and office lease obligations (amounts in thousands):

Future Minimum Lease Payments
2014	$4,541
2015	4,443
2016	4,214
2017	4,244
2018	3,212
Thereafter	63,787
$84,441